Summary of Significant Accounting Policies - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2021 CNY (¥)
Accounting policies [line items]
Foreign exchange convenience rate	7.2993			7.2993
Unremitted insurance premiums	¥ 61,708	¥ 42,103		$ 8,454
Restricted cash balance	29,883	29,891		4,094
Impairment loss	¥ 0	0	¥ 0
Valued added tax percentage	6.00%
Cash and cash equivalents and restricted cash	¥ 324,968	321,772	376,085	$ 44,520	$ 44,083	¥ 608,984
Cash equivalents due within three months	three months
Gain on government subsidies	¥ 8,155	11,945	12,779
Allowance for CECL of bank deposits	170	520	0
Advertising and marketing expenses	36,566	31,148	31,026
Impairment Of Intangible Assets Indefinite Lived	¥ 0	1,950	0
Maximum [Member] | Office Building [Member]
Accounting policies [line items]
Lessee operating lease term of contract	7 years			7 years
Minimum [Member] | Office Building [Member]
Accounting policies [line items]
Lessee operating lease term of contract	12 months			12 months
Board of Directors Chairman [Member] | Huiye Tianze and Its Subsidiaries [Member]
Accounting policies [line items]
Voting rights percentage	50.00%			50.00%
Currency risk [Member]
Accounting policies [line items]
Cash and cash equivalents and restricted cash	¥ 271,354	¥ 231,626	¥ 261,891